Cover	Aug. 28, 2026
Cover [Abstract]
form type	8-K
Amendment Flag	false
period	Aug. 28, 2026
File Number	333-291806
name of registrant	Nex Neo Tech Inc.
Entity Central Index Key	0002091438
Identification No	32-0799652
incorporation state	WY
address	Krolewska 65A
city	Krakow
country	PL
zip code	30-081
area code	443
phone number	278-1647
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging growth company	true
extended transition period	false